Note 9 - Income Taxes (Details Textual) - USD ($)			12 Months Ended
	Sep. 17, 2018	Jun. 16, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
US Federal Gross Transportation Income Tax Rate			4.00%
US Source Gross Transportation Income as Percentage of Gross Transportation Shipping Income			50.00%
Effective United States Tax on U.S. Source Shipping			4.00%	4.00%	4.00%
Effective Tax on U.S. Source Shipping, Amount	$ 23,477	$ 7,200
Override Rule to Which the Entity is Subject, Percentage			5.00%